Principal subsidiary undertakings (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Principal Subsidiary Undertakings

The principal subsidiary undertakings of the Group are:

Country of incorporation
Grey Global Group LLC	US
J. Walter Thompson Company LLC	US
GroupM Worldwide LLC	US
The Ogilvy Group LLC	US
Young & Rubicam LLC	US
TNS Group Holdings Ltd	UK